Held-for-sale Assets and Held-for-sale Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Procceds from disposal of business		$ 5,769
Advance payment received from disposal of business		0	$ 7,000
Deposit related to disposal of business		$ 0	1,000
Easemob Customer Engagement Cloud Business | TI Cloud Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Procceds from disposal of business	$ 14,600
Held-for-sale assets			17,000
Held-for-sale assets, Goodwill			12,300
Held-for-sale liabilities			2,400
Easemob Customer Engagement Cloud Business | TI Cloud Inc. | Accrued Expenses and Other Current Liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Advance payment received from disposal of business			7,000
Deposit related to disposal of business			$ 1,000